LORD ABBETT AFFILIATED FUND, INC.

Supplement dated May 14, 2021 to the

Prospectus and Statement of Additional Information dated March 1, 2021

The following changes are effective May 15, 2021:

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 9 of the prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Darnell C. Azeez, Managing Director and Portfolio Manager	2019
Marc Pavese, Partner and Director of Quantitative Research	2013
Servesh Tiwari, Portfolio Manager	2019
Ryan C. Howard, Portfolio Manager	2021

The following paragraph replaces the second paragraph under “Management and Organization of the Fund – Portfolio Managers” on page 22 of the prospectus:

Darnell C. Azeez, Managing Director and Portfolio Manager, heads the Fund’s team. Mr. Azeez joined Lord Abbett in 2002. Additional members of the team are Marc Pavese, Partner and Director of Quantitative Research, Servesh Tiwari, Portfolio Manager, and Ryan C. Howard, Portfolio Manager. Messrs. Pavese, Tiwari, and Howard joined Lord Abbett in 2008, 2015, and 2003, respectively. Messrs. Azeez, Pavese, Tiwari, and Howard are jointly and primarily responsible for the day-to-day management of the Fund.

SAI Changes

The table beginning on page 4-1 of Part I of the Fund’s SAI is updated to include “Options Contracts” and “Swap Agreements” as permitted investment types for the Fund.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

Affiliated Fund[1]	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Darnell C. Azeez	3	2,668.6	0	0	0	0
Marc Pavese	3	2,668.6	0	0	0	0
Servesh Tiwari	4	2,675.5	2	3.4	0	0
[1] Ryan C. Howard was newly added to the Fund effective May 15, 2021 and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table in the subsection titled “Portfolio Manager Information – Holdings of Portfolio Managers” on page 7-1 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Darnell C. Azeez	$500,001-$1,000,000
Marc Pavese	$100,001-$500,000
Servesh Tiwari	$50,001-$100,000
Ryan C. Howard[1]	N/A
[1] Ryan C. Howard was newly added to the Fund effective May 15, 2021 and his portfolio holdings will be reported in a future filing.

Please retain this document for your future reference.

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